Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - Debt securities [member] $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2026 CAD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 USD ($)
Classes Of Financial Assets [Domain]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 3	$ (920)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	(1)	(911)
Financial assets at amortised cost, category [member] | Restructuring provision [member] | U.S. Retail [Member]
Disclosure of financial assets [line items]
Net realized gains (losses)		923	$ 649
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 4	$ (9)